PREFERRED STOCK	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Equity [Abstract]
PREFERRED STOCK

NOTE 7 – PREFERRED STOCK

Issued

On January 2, 2025, the Company entered into a Share Exchange Agreement with the CEO. Pursuant to the agreement, the CEO exchanged 245,000,000 shares of the Company’s common stock for 245,000 shares of Series B Preferred Stock. On January 9, 2025, 245,000,000 shares of common stock held by Donald Owens were cancelled, and 245,000 shares of Series B Preferred Stock were issued to Donald Owens.

On January 2, 2025, the Company entered into a Share Exchange Agreement with HNO Green Fuels, Inc. (“HNO Green Fuels”), a related party. Pursuant to the agreement, HNO Green Fuels exchanged 115,000,000 shares of the Company’s common stock for 115,000 shares of Series B Preferred Stock. On January 9, 2025, 115,000,000 shares of common stock held by HNO Green Fuels, Inc. were cancelled, and 115,000 shares of Series B Preferred Stock were issued to HNO Green Fuels, Inc.

Authorized

Series A Preferred Stock

The Company has authorized 10,000,000 shares of Series A Preferred Stock, par value $0.001 per share, of which 5,000,000 shares were issued and outstanding as of each of April 30, 2026 and October 31, 2025. Each outstanding share of Series A Preferred Stock entitles the holder to 55 votes on all matters submitted to a vote of the Company's shareholders. The holders of Series A Preferred Stock are not entitled to receive dividends and have no rights to any distribution upon the liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary. The Series A Preferred Stock is not convertible into common stock or any other security of the Company and is not subject to redemption.

Series B Preferred Stock

The Company has authorized 500,000 shares of Series B Preferred Stock, par value $0.001 per share, of which 360,000 shares were issued and outstanding as of each of April 30, 2026 and October 31, 2025. The holders of Series B Preferred Stock have no right to vote on any matters submitted to a vote of the Company's shareholders and are not entitled to receive dividends. Upon the liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, each holder of Series B Preferred Stock is entitled to receive, for each share held, out of the assets of the Company legally available for distribution, an amount equal to the distribution that would be made on a pro rata basis with the holders of the Company's common stock, calculated as if the Series B Preferred Stock had been converted into common stock as of the date immediately prior to the record date fixed for such distribution. Each holder of Series B Preferred Stock may, from time to time, convert any or all of such holder's shares into fully paid and non-assessable shares of common stock at a rate of 1,000 shares of common stock for each share of Series B Preferred Stock surrendered for conversion; provided, however, that no such conversion may be effected to the extent it would cause the holder's beneficial ownership, when aggregated with all other shares of common stock beneficially owned by such holder (as determined in accordance with Section 13(d) of the Exchange Act and the rules thereunder), to exceed 4.99% of the Company's common stock issued and outstanding at such time. The Series B Preferred Stock is not subject to redemption.

NOTE 7 – PREFERRED STOCK

The Company is authorized to issue 15,000,000 shares of preferred stock, par value $0.001.

Series A Preferred Stock

The Company is authorized to issue 10,000,000 shares of Series A preferred stock, par value $0.001.

As of October 31, 2025, and October 31, 2024, the Company had 5,000,000 and 5,000,000 shares of Series A preferred stock issued and outstanding, respectively.

Series B Preferred Stock

The Company is authorized to issue 500,000 shares of Series B preferred stock, par value $0.001.

On January 2, 2025, the Company entered into a Share Exchange Agreement with the CEO. Pursuant to the agreement, the CEO exchanged 245,000,000 shares of the Company’s common stock for 245,000 shares of Series B Preferred Stock. On January 9, 2025, 245,000,000 shares of common stock held by Donald Owens were cancelled, and 245,000 shares of Series B Preferred Stock were issued to Donald Owens.

On January 2, 2025, the Company entered into a Share Exchange Agreement with HNO Green Fuels, Inc. (“HNO Green Fuels), a related party. Pursuant to the agreement, HNO Green Fuels exchanged 115,000,000 shares of the Company’s common stock for 115,000 shares of Series B Preferred Stock. On January 9, 2025, 115,000,000 shares of common stock held by HNO Green Fuels, Inc. were cancelled, and 115,000 shares of Series B Preferred Stock were issued to HNO Green Fuels, Inc.

As of October 31, 2025, and October 31, 2024, the Company had 360,000 and 0 shares of Series B preferred stock issued and outstanding, respectively.